Deferred Revenue	12 Months Ended
Dec. 31, 2015
Deferred Revenue
Deferred Revenue

15.Deferred Revenue

Deferred revenue represents sales proceeds from prepaid point cards,  online points sold, unamortized mobile game in-game spending and prepaid subscription fees for Internet value-added services for which services are yet to be provided as of the balance sheet dates.